Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended				12 Months Ended					12 Months Ended						12 Months Ended								12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Prior Senior Secured Credit Facilities	Mar. 31, 2011 Prior Senior Secured Credit Facilities	Dec. 31, 2011 2011 Credit Facility	Jul. 27, 2011 2011 Credit Facility	Dec. 31, 2011 2011 Credit Facility Revolving Credit Facility	Dec. 31, 2011 2011 Credit Facility Letter of Credit	Dec. 31, 2011 2011 Credit Facility Minimum	Dec. 31, 2011 2011 Credit Facility Maximum	Dec. 31, 2011 2011 Credit Facility Foreign Subsidiaries	Dec. 31, 2011 2011 Credit Facility Foreign Subsidiaries Minimum	Dec. 31, 2011 2011 Credit Facility Acquisition Covenants Minimum	Dec. 31, 2011 2011 Credit Facility Acquisition Covenants Maximum	Dec. 31, 2011 2011 Credit Facility LIBOR Minimum	Dec. 31, 2011 2011 Credit Facility LIBOR Maximum	Dec. 31, 2011 2011 Credit Facility Other loans Minimum	Dec. 31, 2011 2011 Credit Facility Other loans Maximum	Dec. 31, 2011 Senior Notes 8.375 Percent Due 2014	Mar. 15, 2011 Senior Notes 8.375 Percent Due 2014	Mar. 04, 2011 Senior Notes 8.375 Percent Due 2014	Dec. 31, 2010 Senior Notes 8.375 Percent Due 2014	Nov. 29, 2007 Senior Notes 8.375 Percent Due 2014	Dec. 31, 2011 Senior Notes 6.75 Percent Due 2021	Mar. 04, 2011 Senior Notes 6.75 Percent Due 2021	Dec. 31, 2010 Senior Notes 6.75 Percent Due 2021	Dec. 31, 2011 Senior Notes 6.75 Percent Due 2021 Prior to March 1 2014	Mar. 04, 2011 Senior Notes 6.75 Percent Due 2021 Prior to March 1 2014	Dec. 31, 2011 Senior Notes 6.75 Percent Due 2021 Prior to March 1 2016	Mar. 04, 2011 Senior Notes 6.75 Percent Due 2021 Prior to March 1 2016	Dec. 31, 2011 Amendment of Credit Facility 2011 Credit Facility	Jul. 27, 2011 Amendment of Credit Facility 2011 Credit Facility
Debt Instrument [Line Items]
Senior Notes, aggregate principal amount																								$ 3,573,000			$ 425,000,000	$ 425,000,000	$ 475,000,000	$ 475,000,000	$ 0
Senior Secured Credit Facility, aggregate principal amount									300,000,000		400,000,000																										550,000,000
Senior Notes, interest rate																												8.375%		6.75%
Senior Secured Credit Facility, latest maturity date								2012-11-29		2016-03-31
Senior Notes, maturity date																								Dec. 01, 2014					Mar. 01, 2021
Senior Notes, net proceeds																													466,000,000
Senior Notes repurchased, aggregate principal amount																									100,000	421,300,000
Capitalized financing costs										4,900,000																			10,200,000							1,400,000
Senior Notes repurchased, purchase price per $1,000 principal amount																									1,060	1,090
Loss on early extinguishment of debt	0	0	0	46,451,000	(46,451,000)	0	(472,000)	2,200,000																44,300,000
Senior Notes, interest payable date																								Interest on the remaining $3.6 million aggregate principal amount of 2014 Notes outstanding is payable on June 1 and December 1 of each year.					Interest on the 2021 Notes is payable on March 1 and September 1 of each year, beginning on September 1, 2011.
Senior Notes, aggregate principal amount of 2014 Notes outstanding																								3,600,000
Senior Notes, call feature																																At any time and from time to time before March 1, 2014, we may on any one or more occasions redeem up to 35% of the aggregate principal amount of the outstanding 2021 Notes at a redemption price of 106.750% of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds from any one or more equity offerings provided that (i) at least 65% of the aggregate principal amount of the 2021 Notes remains outstanding immediately after each such redemption and (ii) each such redemption shall occur within 180 days of the date of the closing of such equity offering.		In addition, at any time and from time to time prior to March 1, 2016, we may, at our option, redeem all or a portion of the 2021 Notes at a redemption price equal to 100% of the principal amount plus a premium with respect to the 2021 Notes plus accrued and unpaid interest to the redemption date. If we experience a change of control, subject to certain exceptions, we must give holders of the 2021 Notes the opportunity to sell to us their 2021 Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount, plus accrued and unpaid interest to the date of purchase.
Senior Notes, latest call date																																Mar. 01, 2014		Mar. 01, 2016
Senior Notes, redemption percentage																																106.75%		100.00%
Amount of outstanding notes that can be redeemed																																	35.00%
Repurchase of notes, purchase price																																			101.00%
Percentage of notes that remains outstanding immediately after redemption																																	65.00%
Time period after the date of closing of equity offering within which the redemption of the notes shall occur																																180 days
Senior Secured Credit Facility, optional maximum aggregate principal amount											500,000,000																										650,000,000
Additional interest rate above Federal Funds rate										0.50%
Additional interest rate above one-month adjusted LIBOR										1.00%
Unused commitment fees on the facility, minimum										0.50%
Senior Secured Credit Facility, covenant restrictions										the amended 2011 Credit Facility contains certain affirmative and negative covenants, including, without limitation, restrictions on (i) liens; (ii) debt, guarantees and other contingent obligations; (iii) mergers and consolidations; (iv) sales, transfers and other dispositions of property or assets; (v) loans, acquisitions, joint ventures and other investments (with acquisitions permitted so long as, after giving pro forma effect thereto, no default or event of default exists under the 2011 Credit Facility, the pro forma consolidated total leverage ratio does not exceed 4.00 to 1.00, we are in compliance with other financial covenants and we have at least $25.0 million of availability under the 2011 Credit Facility); (vi) dividends and other distributions to, and redemptions and repurchases from, equityholders; (vii) making investments, loans or advances; (viii) selling properties; (ix) prepaying, redeeming or repurchasing subordinated (contractually or structurally) debt; (x) engaging in transactions with affiliates; (xi) entering into hedging arrangements; (xii) entering into sale and leaseback transactions; (xiii) granting negative pledges other than to the lenders; (xiv) changes in the nature of business; (xv) amending organizational documents; and (xvi) changes in accounting policies or reporting practices; in each of the foregoing cases, with certain exceptions.
Basis points																				2.25%	3.00%	1.25%	2.00%
Credit facility financial covenants, leverage ratio															2.00				4.00
Credit facility financial covenants, interest coverage ratio														3.00
Senior Secured Credit Facility, limit of capital expenditures and investments in foreign subsidiaries																250,000,000
Minimum consolidated total leverage ratio to limit capital expenditures and investments in foreign subsidiaries to $250.0 million per fiscal year																	3
Senior Secured Credit Facility, available amount										190,700,000								25,000,000
Senior Secured Credit Facility, weighted average interest rate on the outstanding borrowings										2.78%
Senior Secured Credit Facility, outstanding borrowings												$ 295,000,000	$ 64,300,000
Weighted average interest rate of variable rate debt	2.72%				2.72%	1.78%	3.24%